Financial assets, liabilities and financial result (excluding Orange Bank) - Bonds - Outstanding amount (Details) € in Millions, $ in Billions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Bonds, financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 30,537		€ 26,695	€ 25,253
Accrued interest	532		527	550
Amortized cost	(176)		(152)	(100)
Total debt amount in statement of financial position	30,893		27,070	25,703
Bonds matured before December 31, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond			4,399	7,396
Bonds maturing February 10, 2020, 4.2 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	25		25	25
Bonds maturing February 10, 2020, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	25		25	25
Bonds maturing April 9, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,000		1,000	1,000
Bonds maturing November 10, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	280		266	268
Bonds maturing January 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,250		1,250	1,250
Bonds maturing June 27, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	608		578	583
Bonds maturing September 14, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	890		873	834
Bonds maturing October 13, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	255		255	255
Bonds maturing December 21, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	272		272	272
Bonds maturing January 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	650
Bonds maturing June 15, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,000		1,000	1,000
Bonds maturing September 16, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	500		500	500
Bonds maturing February 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	150
Bonds maturing March 1, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	500		500	500
Bonds maturing September 11, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750		750	750
Bonds maturing October 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	80		78	75
Bonds maturing December 22, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	47		46	44
Bonds maturing January 9, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	650		650	650
Bonds maturing July 15, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,250
Bonds maturing May 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750		750	750
Bonds maturing September 12, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	800		800
Bonds maturing September 17, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	51		50	51
Bonds maturing November 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	369
Bonds maturing December 5, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	308		293	296
Bonds maturing December 18, 2025, 3.97 percent [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	87		100
Bonds maturing December 18, 2025, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	57		66
Bonds maturing September 4, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750
Bonds maturing November 30, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	75		75	75
Bonds maturing December 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	93
Bonds maturing December 10, 2026, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	73
Bonds maturing February 3, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750		750	750
Bonds maturing September 9, 2027 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	500		500	500
Bonds maturing March 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,000		1,000
Bonds maturing April 11, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	50		50	50
Bonds maturing July 24, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	81		80
Bonds maturing November 20, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	588		559	564
Bonds maturing January 15, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,250
Bonds maturing April 11, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	150		150	150
Bonds maturing June 22, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	92
Bonds maturing January 16, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,000		1,000
Bonds maturing September 12, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,200		1,200
Bonds maturing September 17, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	105		105	105
Bonds maturing November 6, 2030 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	100		100	100
Bonds maturing March 1, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	2,191		2,150	2,052
Total debt amount in statement of financial position	2,200	$ 2.5
Bonds maturing May 29, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	300
Bonds maturing December 5, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	69		67	64
Bonds maturing December 8, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	70		67	65
Bonds maturing January 5, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	68		65	62
Bonds maturing January 15, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	882
Bonds maturing September 4, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,000
Bonds maturing January 28, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	1,500		1,500	1,500
Bonds maturing September 30, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	55		55	55
Bonds maturing January 23, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	588		559	564
Bonds maturing June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	107
Bonds maturing July 11, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	300
Bonds maturing April 16, 2038 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	50		50	50
Bonds maturing January 13, 2042 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	801		786	750
Bonds maturing February 6, 2044 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	757		742	709
Bonds maturing September 4, 2049 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	750
Bonds maturing November 22, 2050 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount of bond	€ 588		€ 559	€ 564